Fair Value Measurements (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Measured on a recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		$ 135,706,395	$ 135,706,395
Measured on a recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 135,709,741	135,706,395	135,706,395
Measured on a recurring basis | Level 1 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	135,709,741	135,706,395	135,706,395
Therapeutics Acquisition Corp.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets level 1 to level 2 transfers	0	0	0
Fair value assets level 2 to level 1 transfers	0	0	0
Fair value assets transferred into (out of) level 3	0	0	0
Therapeutics Acquisition Corp. | Measured on a recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	135,709,741
Therapeutics Acquisition Corp. | Measured on a recurring basis | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 135,709,741	$ 135,706,395	$ 135,706,395